Other Payables - Schedule of Other Payables (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Schedule of Other Payables [Abstract]
Rental deposit received – current	$ 1,305,069		$ 1,431,999
Rental deposit received – non-current	1,362,306		1,340,016
Accrued expenses	131,914		2,067,508
Total	2,799,289		4,839,523
Other payables – current	1,436,983		3,499,507
Other payables – non-current	$ 1,362,306	$ 175,133	$ 1,340,016